Employee stock incentive plans (Details 1) - Category B Par Value Options [Member] - Exercise Prices Rs 5 [Member]	12 Months Ended
	Mar. 31, 2018 INR (₨) Number	Mar. 31, 2017 INR (₨) Number
DRL 2002 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year	330,142	427,348
Shares arising out of options, Granted during the year	158,112	103,136
Shares arising out of options, Expired/forfeited during the year	(23,318)	(22,597)
Shares arising out of options, Exercised during the year	(144,392)	(177,745)
Shares arising out of options, Outstanding at the end of the year	320,544	330,142
Shares arising out of options, Exercisable at the end of the year	47,383	40,882
Weighted average exercise price, Outstanding at the beginning of the year | ₨	₨ 5	₨ 5
Weighted average exercise price, Granted during the year | ₨	5	5
Weighted average exercise price, Expired/forfeited during the year | ₨	5	5
Weighted average exercise price, Exercised during the year | ₨	5	5
Weighted average exercise price, Outstanding at the end of the year | ₨	5	5
Weighted average exercise price, Exercisable at the end of the year | ₨	₨ 5.00	₨ 5
Weighted average remaining useful life, Outstanding at the beginning of the year	69	72
Weighted average remaining useful life, Granted during the year	90	90
Weighted average remaining useful life, Outstanding at the end of the year	70	69
Weighted average remaining useful life, Exercisable at the end of the year	49	38
DRL 2007 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year	88,141	92,043
Shares arising out of options, Granted during the year	63,304	52,956
Shares arising out of options, Expired/forfeited during the year	(19,335)	(23,039)
Shares arising out of options, Exercised during the year	(24,802)	(33,819)
Shares arising out of options, Outstanding at the end of the year	107,308	88,141
Shares arising out of options, Exercisable at the end of the year	11,034	6,517
Weighted average exercise price, Outstanding at the beginning of the year | ₨	₨ 5.00	₨ 5.00
Weighted average exercise price, Granted during the year | ₨	5.00	5.00
Weighted average exercise price, Expired/forfeited during the year | ₨	5.00	5.00
Weighted average exercise price, Exercised during the year | ₨	5.00	5.00
Weighted average exercise price, Outstanding at the end of the year | ₨	5.00	5.00
Weighted average exercise price, Exercisable at the end of the year | ₨	₨ 5.00	₨ 5.00
Weighted average remaining useful life, Outstanding at the beginning of the year	74	79
Weighted average remaining useful life, Granted during the year	90	90
Weighted average remaining useful life, Outstanding at the end of the year	73	74
Weighted average remaining useful life, Exercisable at the end of the year	47	43